Schedule of Components of Income Tax Expense Reconciliation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Profit/(Loss) before provision for income taxes	$ 2,286,727	$ (990,947)
Tax at the domestic income tax rate of 16.5%	377,310	(163,506)
Tax effect of Hong Kong graduated rates	(21,120)
Foreign tax rate differentials	21,877	(2,583)
Non-deductible expenses for tax purpose	635,132	242,271
Unrecognized tax benefit		8,267
Utilized tax losses prior year	(227,031)	(83,247)
Prior year accrual		(205)
Income tax expense	$ 786,168	$ 997